DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS	11 Months Ended
Dec. 02, 2021
Organization and Basis of Presentation
DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

NOTE 1 — DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS

P3 Health Partners Inc. (f/k/a Foresight Acquisition Corp.) (the “Company”) was incorporated in Delaware on August 20, 2020. The Company was formed for the purpose of effecting a merger, capital stock exchange, asset acquisition, stock purchase, reorganization or similar business combination with one or more businesses (the “Business Combination”).

The Company has three non-operating, wholly-owned subsidiaries, which were formed to facilitate the merger with P3 Health Group Holdings (see below), FAC Merger Sub LLC, a Delaware limited liability company (“Merger Sub”), FAC-A Merger Sub Corp., a Delaware corporation (“Merger Corp-A”), and FAC-B Merger Sub Corp., a Delaware corporation (“Merger Corp-B” and, together with Merger Corp-A, the “Merger Corps” and each, a “Merger Corp”).

The Company is not limited to a particular industry or sector for purposes of consummating a Business Combination. The Company is an early stage and emerging growth company and, as such, the Company is subject to all of the risks associated with early stage and emerging growth companies.

Business Combination

On December 3, 2021 (the “Closing Date”), the Company consummated the previously announced business combinations (the “Business Combinations”) pursuant to (1) the agreement and plan of merger, dated as of May 25, 2021 (as amended, the “Merger Agreement”), by and among P3 Health Group Holdings (“P3”), and FAC Merger Sub LLC, and (2) the transaction and combination agreement, dated as of May 25, 2021 (as amended, the “Transaction and Combination Agreement” and together with the Merger Agreement, the “Transaction Agreements”), by and among Foresight and the Merger Corps, CPF P3 Blocker-A, LLC, a Delaware limited liability company (“Blocker-A”), CPF P3 Blocker-B, LLC, a Delaware limited liability company (“Blocker-B” and, together with Blocker-A, the “Blockers” and each, a “Blocker”), CPF P3 Splitter, LLC, a Delaware limited liability company (“Splitter”), Chicago Pacific Founders Fund-A, L.P., a Delaware limited partnership (“Blocker A Seller”), and Chicago Pacific Founders Fund-B, L.P., a Delaware limited partnership (“Blocker B Seller” and, together with Blocker A Seller, the “Blocker Sellers” and each, a “Blocker Seller”), pursuant to which, among other things, P3 Health Group Holdings merged with and into Merger Sub (the “P3 Merger”), with Merger Sub as the surviving company, which was renamed P3 Health Group, LLC (“P3 LLC”), and the Merger Corps merged with and into the Blockers, with the Blockers as the surviving entities and wholly-owned subsidiaries of the Company (collectively, the “Business Combinations”). Upon completion of the Business Combinations (the “Closing”), the Company and P3 LLC were organized in an “Up-C” structure in which all of the P3 LLC operating subsidiaries are held directly or indirectly by P3 LLC, and the Company directly owned approximately 17.1% of P3 LLC and became the sole manager of P3 LLC.

PIPE Investment

On December 3, 2021, certain investors (the “Subscribers”) purchased from the Company an aggregate of 20,370,307 shares of Class A Common Stock (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $203.7 million, pursuant to separate subscription agreements (the “Subscription Agreements”) entered into effective as of May 25, 2021, as amended by the Consent and Amendment to Subscription Agreement, entered into on November 19, 2021. Pursuant to the Subscription Agreements, the Company gave certain registration rights to the Subscribers with respect to the PIPE Shares. The sale of PIPE Shares was consummated concurrently with the Closing.

In connection with the Closing, the Company also issued (i) 8,732,517 shares of Class A Common Stock to the Blocker Sellers (including 723,291 shares of Class A Common Stock held by the escrow agent) pursuant to the Transaction and Combination Agreement, and (ii) 202,024,923 shares of Class V Common Stock to the P3 Sellers other than the Blocker Sellers (including 17,923,782 shares of Class V Common Stock held by the escrow agent), pursuant to the Merger Agreement.

Business Prior to the Business Combination

As of December 2, 2021, the Company had not commenced any operations. All activity for the period from August 20, 2020 (inception) through December 2, 2021 relates to the Company’s formation and the initial public offering (“Initial Public Offering”), which is described below, and identifying a target company for a Business Combination. The Company will not generate any operating revenues until after the completion of its initial Business Combination, at the earliest. The Company has generated non-operating income in the form of interest income from the proceeds derived from the Initial Public Offering.

The registration statement for the Company’s Initial Public Offering was declared effective on February 9, 2021. On February 12, 2021, the Company consummated the Initial Public Offering of 31,625,000 units (the “Units” and, with respect to the shares of Class A common stock included in the Units sold, the “Public Shares”), which includes the full exercise by the underwriter of its over-allotment option in the amount of 4,125,000 Units, at $10.00 per Unit, generating gross proceeds of $316,250,000, which is described in Note 3.

On October 4, 2021, all outstanding shares of Class B Common Stock were converted into shares of Class A Common Stock on a one-for-one basis at the direction of the holders. The transfer restrictions and agreement to waive redemption rights and rights to liquidating distributions apply to the shares of Class A Common Stock received upon conversion of the Class B Common Stock.

Simultaneously with the closing of the Initial Public Offering, the Company consummated the sale of 832,500 units (each, a “Private Placement Unit” and, collectively, the “Private Placement Units”) at a price of $10.00 per Private Placement Unit in a private placement to Foresight Sponsor Group, LLC (the “Sponsor”) and FA Co-Investment LLC (an affiliate of one of the underwriters of the Initial Public Offering) ( “FA Co-Investment” and, together with the Sponsor, the “Sponsors”) generating gross proceeds of $8,325,000, which is described in Note 4.

Transaction costs amounted to $6,827,967, consisting of $6,325,000 of underwriting fees, and $502,967 of other offering costs.

Following the closing of the Initial Public Offering on February 12, 2021, an amount of $316,250,000 ($10.00 per Unit) from the net proceeds of the sale of the Units in the Initial Public Offering and the sale of the Private Placement Warrants was placed in a trust account (the “Trust Account”), invested in U.S. government securities, within the meaning set forth in Section 2(a)(16) of the Investment Company Act of 1940, as amended (the “Investment Company Act”), with a maturity of 185 days or less, or in any open-ended investment company that holds itself out as a money market fund meeting the conditions of Rule 2a-7 of the Investment Company Act, as determined by the Company, until the earlier of: (i) the consummation of a Business Combination or (ii) the distribution of the funds in the Trust Account to the Company’s stockholders, as described below except that interest earned on the Trust Account can be released to the Company to pay its tax obligations.

Liquidity and Going Concern

As of December 2, 2021, the Company had $100,935 in its operating bank accounts, $316,267,136 in marketable securities held in the Trust Account to be used for a Business Combination or to repurchase or redeem stock in connection therewith and a working capital deficit of $20,793,627, which excludes franchise taxes payable of $200,000. On August 19, 2021, the sponsor committed to provide up to $300,000 in working capital loans as needed by the Company in order to finance transaction costs in connection with a Business Combination. The loans, if issued, will be non-interest bearing, unsecured and will be repaid upon the consummation of an initial business combination. If the Company had not consummated the initial business combination, all amounts loaned to the Company would have been forgiven except to the extent the Company had funds available outside of the Trust Account to repay such loans. On October 27, 2021, the sponsor committed to provide up to an additional $600,000 in working capital loans as needed by the Company in order to finance transaction costs in connection with a Business Combination. The loans will follow the same structure as the $300,000 working capital loans as described above. The total commitment provided by the Sponsor will total $900,000, none of which had been borrowed as of December 2, 2021.

Until the consummation of the Business Combination, the Company used the funds not held in the Trust Account for identifying and evaluating target businesses, performing due diligence on prospective target businesses, traveling to and from the offices, plants or similar location of prospective target businesses or their representatives or owners, reviewing corporate documents and material agreements of prospective target businesses and structuring, negotiating and completing a Business Combination, which was the Business Combination with P3. The Company completed its Business Combination with P3 on December 3, 2021.

In connection with the Company’s assessment of going concern considerations in accordance with Financial Accounting Standards Board’s (“FASB”) Accounting Standards Update (“ASU”) 2014-15, “Disclosures of Uncertainties about an Entity’s Ability to Continue as a Going Concern,” management has determined that its future capital requirements will depend on many factors, including its rate of growth, ability to manage costs and its ability to raise additional capital when needed.  There can be no assurance that such financing will be available on commercially acceptable terms.  If the Company is unable to obtain additional funding when needed, it will have to curtail it activities and reduce costs. As a result of these matters, substantial doubt exists about the Company’s ability to continue as a going concern for one year after the date the financial statements are issued.  The accompanying financial statements do not include any adjustment that might result from the outcome of these uncertainties.

Risks and Uncertainties

Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of the financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.

In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy is not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.